Note 14 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Shares	Weighted- average Exercise Price Per Share

Outstanding, January 1, 2021	12,150	$8.78
Exercised	(12,150)	8.78

Outstanding, December 31, 2021	-	$-

Exercisable, December 31, 2021	-	$-

Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
	Units	Weighted- average Grant Date Fair Value Per Unit
Nonvested at January 1, 2021	66,362	$23.52
Granted	29,193	22.50
Vested	(18,622)	24.02
Nonvested at December 31, 2021	76,933	$23.01
Expected to vest at December 31, 2021	60,368	$22.56